Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 225,775,998
Notes receivable from participants	4,210,340	$ 4,084,371
EBP, Asset Held for Invvestment, Excluding Plan Interest in Master Trust, Common/ Collective Trusts, Current Value	207,814,091
Investment, Identifier [Axis]: 2005 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 364,414
EBP, Investment, Number of Shares	15,481
Investment, Identifier [Axis]: 2010 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 209,886
EBP, Investment, Number of Shares	8,319
Investment, Identifier [Axis]: 2015 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,676,548
EBP, Investment, Number of Shares	169,012
Investment, Identifier [Axis]: 2020 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,697,534
EBP, Investment, Number of Shares	420,448
Investment, Identifier [Axis]: 2025 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 24,439,954
EBP, Investment, Number of Shares	737,254
Investment, Identifier [Axis]: 2030 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,777,465
EBP, Investment, Number of Shares	977,259
Investment, Identifier [Axis]: 2035 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,259,970
EBP, Investment, Number of Shares	554,558
Investment, Identifier [Axis]: 2040 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,017,418
EBP, Investment, Number of Shares	371,806
Investment, Identifier [Axis]: 2045 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,004,325
EBP, Investment, Number of Shares	289,887
Investment, Identifier [Axis]: 2050 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,989,008
EBP, Investment, Number of Shares	243,281
Investment, Identifier [Axis]: 2055 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,839,236
EBP, Investment, Number of Shares	173,358
Investment, Identifier [Axis]: 2060 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,255,648
EBP, Investment, Number of Shares	181,731
Investment, Identifier [Axis]: 2065 Trust G
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,384,828
EBP, Investment, Number of Shares	132,490
Investment, Identifier [Axis]: AES Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,264,613
EBP, Investment, Number of Shares	436,863
Investment, Identifier [Axis]: Diversified Bond
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,070,741
EBP, Investment, Number of Shares	82,619
Investment, Identifier [Axis]: Global All Cap
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 848,008
EBP, Investment, Number of Shares	67,308
Investment, Identifier [Axis]: Real Asset NL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 427,991
EBP, Investment, Number of Shares	31,428
Investment, Identifier [Axis]: Russell Sm/Mid Cap
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,430,838
EBP, Investment, Number of Shares	165,294
Investment, Identifier [Axis]: S&P 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,605,528
EBP, Investment, Number of Shares	1,127,219
Investment, Identifier [Axis]: Self-Directed
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,486,954
Investment, Identifier [Axis]: Small/Mid cap
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 718,252
EBP, Investment, Number of Shares	32,662.69
Investment, Identifier [Axis]: Stable Value Common trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,121,968
EBP, Investment, Number of Shares	9,121,968
Investment, Identifier [Axis]: Stable value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,749,960
EBP, Investment, Number of Shares	5,749,960
Investment, Identifier [Axis]: Structured research
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,154,432
EBP, Investment, Number of Shares	130,721
Investment, Identifier [Axis]: US Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,068,515
EBP, Investment, Number of Shares	101,608
Investment, Identifier [Axis]: internation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,701,624
EBP, Investment, Number of Shares	124,671